Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net income	$ 3,222	$ 2,651	$ 2,185
Net (income) attributable to noncontrolling interests	(64)	(84)	(81)
Net income applicable to shareholders of The Bank of New York Mellon Corporation	3,158	2,567	2,104
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses	160	(48)	(35)
Pension plan contributions	(70)	(72)	(68)
Depreciation and amortization	1,457	1,292	1,389
Deferred tax (benefit)	47	(853)	526
Net securities (gains) and venture capital (income)	(84)	(97)	(147)
Change in trading activities	(414)	2,636	(3,946)
Originations of loans held-for-sale	(1,106)	0	0
Proceeds from the sales of loans originated for sale	725	0	0
Change in accruals and other, net	254	(941)	(465)
Net cash provided by (used for) operating activities	4,127	4,484	(642)
Investing activities
Change in interest-bearing deposits with banks	4,225	16,010	10,667
Change in interest-bearing deposits with the Federal Reserve and other central banks	(16,521)	7,677	(14,249)
Purchases of securities held-to-maturity	(16,060)	(3,498)	(6,740)
Paydowns of securities held-to-maturity	3,698	1,885	1,545
Maturities of securities held-to-maturity	1,222	102	43
Purchases of securities available-for-sale	(33,785)	(69,101)	(28,622)
Sales of securities available-for-sale	19,016	31,254	19,455
Paydowns of securities available-for-sale	8,776	7,253	9,621
Maturities of securities available-for-sale	14,689	11,012	3,911
Net change in loans	(4,615)	(7,904)	(5,092)
Sales of loans and other real estate	362	312	104
Change in federal funds sold and securities purchased under resale agreements	(4,071)	(11,141)	(2,568)
Change in seed capital investments	287	(253)	(171)
Purchases of premises and equipment/capitalized software	(601)	(791)	(609)
Proceeds from the sale of premises and equipment	0	585	0
Acquisitions, net of cash	(9)	(28)	(19)
Dispositions, net of cash	17	64	84
Other, net	3,583	4,887	(560)
Net cash (used for) investing activities	(19,787)	(11,675)	(13,200)
Financing activities
Change in deposits	11,890	2,247	13,960
Change in federal funds purchased and securities sold under repurchase agreements	3,533	1,821	2,221
Change in payables to customers and broker-dealers	719	5,474	(388)
Change in other borrowed funds	(394)	135	(672)
Change in commercial paper	0	(96)	(242)
Net proceeds from the issuance of long-term debt	4,986	4,686	3,892
Repayments of long-term debt	(3,659)	(4,376)	(2,035)
Proceeds from the exercise of stock options	326	370	263
Issuance of common stock	26	26	25
Issuance of preferred stock	990	0	494
Treasury stock acquired	(2,355)	(1,669)	(1,026)
Common cash dividends paid	(760)	(760)	(680)
Preferred cash dividends paid	(105)	(73)	(64)
Other, net	(12)	44	(127)
Net cash provided by financing activities	15,185	7,829	15,621
Effect of exchange rate changes on cash	42	(128)	(46)
Change in cash and due from banks
Change in cash and due from banks	(433)	510	1,733
Cash and due from banks at beginning of period	6,970	6,460	4,727
Cash and due from banks at end of period	6,537	6,970	6,460
Supplemental disclosures
Interest paid	295	344	347
Income taxes paid	1,015	1,363	400
Income taxes refunded	$ 901	$ 144	$ 29